Pay vs Performance Disclosure - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 28, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO – Michael E. Scheopner(1)	Summary Compensation Table Total for PEO – Abigail M. Wendel(1)	Compensation Actually Paid (CAP) to PEO – Michael E. Scheopner	Compensation Actually Paid to PEO – Abigail M. Wendel	Average Summary Compensation Table Totals for non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return	Net Income (dollars in thousands)
2025	—	$767,476	—	$926,842	$417,931	$471,504	$124	$18,775
2024	$490,196	$863,082	$367,890	$951,260	$446,803	$502,245	$110	$13,003
2023	$690,405	—	$673,367	—	$422,465	$413,222	$112	$12,236

Named Executive Officers, Footnote [Text Block]

(1)	For 2023, Landmark Bancorp’s principal executive officer (“PEO”) was Mr. Scheopner. In 2024, Landmark’s PEO was Mr. Scheopner from January 1, 2024 through March 28, 2024 and Ms. Wendel from March 29, 2024 through December 31, 2024. In 2025, Landmark Bancorp’s PEO was Ms. Wendel.

Adjustment To PEO Compensation, Footnote [Text Block]

The following tables reconcile the Summary Compensation Table compensation to the Compensation Actually Paid disclosed in the above table.

PEO – Mr. Scheopner SCT Total to CAP Reconciliation
Year	SCT-PEO	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year	Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date	CAP
2025	—	—	—	—	—	—	—
2024	$490,196	$(127,538)	$12,557	—	$(8,200)	$875	$367,890
2023	$690,405	$(75,032)	$71,153	$(9,343)	$(6,970)	$3,154	$673,367

PEO – Ms. Wendel SCT Total to CAP Reconciliation
Year	SCT-PEO	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year	Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date	CAP
2025	$767,476	—	—	$146,169	$4,996	$8,202	$926,842
2024	$863,082	$(372,399)	$454,913	$—	$—	$5,664	$951,260
2023	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	[1]			$ 417,931	$ 446,803	$ 422,465
Non-PEO NEO Average Compensation Actually Paid Amount				$ 471,504	502,245	413,222
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO SCT Total to CAP Reconciliation
Year	SCT-NEO	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year	Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date	CAP
2025	$417,931	—	—	$40,661	$10,070	$2,842	$471,504
2024	$446,803	$(59,007)	$74,191	$37,456	$488	$2,314	$502,245
2023	$422,465	$(40,018)	$37,951	$(5,058)	$(3,815)	$1,697	$413,222

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount				$ 124	110	112
Net Income (Loss) Attributable to Parent				$ 18,775	$ 13,003	$ 12,236
PEO Name		Mr. Scheopner	Ms. Wendel	Ms. Wendel		Mr. Scheopner
Additional 402(v) Disclosure [Text Block]				The valuation assumptions used to calculate equity award fair values in the above tables are prescribed by Item 402(v) of Regulation S-K promulgated under the Securities Exchange Act of 1934, as amended (“Regulation S-K”), and did not materially differ from those disclosed at the time of the grant.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				total stockholder return	total stockholder return	total stockholder return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				net income	net income	net income
Michael E. Scheopner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2]				$ 490,196	$ 690,405
PEO Actually Paid Compensation Amount					367,890	673,367
Michael E. Scheopner [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(127,538)	(75,032)
Michael E. Scheopner [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					12,557	71,153
Michael E. Scheopner [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(9,343)
Michael E. Scheopner [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(8,200)	(6,970)
Michael E. Scheopner [Member] | Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					875	3,154
Abigail M. Wendel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2]			767,476	863,082
PEO Actually Paid Compensation Amount				926,842	951,260
Abigail M. Wendel [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(372,399)
Abigail M. Wendel [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					454,913
Abigail M. Wendel [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				146,169
Abigail M. Wendel [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,996
Abigail M. Wendel [Member] | Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,202	5,664
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				417,931	446,803	422,465
PEO Actually Paid Compensation Amount				471,504	502,245	413,222
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(59,007)	(40,018)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					74,191	37,951
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				40,661	37,456	(5,058)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				10,070	488	(3,815)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards during the Fiscal Year prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 2,842	$ 2,314	$ 1,697

[1]	For 2023, 2024, and 2025, Landmark’s non-PEO NEO was Mark A. Herpich.
[2]	For 2023, Landmark Bancorp’s principal executive officer (“PEO”) was Mr. Scheopner. In 2024, Landmark’s PEO was Mr. Scheopner from January 1, 2024 through March 28, 2024 and Ms. Wendel from March 29, 2024 through December 31, 2024. In 2025, Landmark Bancorp’s PEO was Ms. Wendel.